Consolidated Statements of Stockholders Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Common stock offering cost	$ 1,536